Investment properties (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Increase (Decrease) in Fair Value
31 December 2018	31 December 2017
Cost
Opening balance	99,938	165,472
Disposal	—	(940)
Transfer to property, plant and equipment (*)	45,821	(64,594)

Closing balance	145,759	99,938

Accumulated depreciation
Opening balance	(98,958)	(119,202)
Transfer to property, plant and equipment	(25,765)	22,366
Depreciation and impairment charges during the year	(5,611)	(2,337)
Disposal	—	215
Other	—	—

Closing balance	(130,334)	(98,958)

Net book amount	15,425	980

(*)

During the year ended 31 December 2017, the Group transferred its building located in Istanbul, Tepebası from investment properties to property, plant and equipment due to the change in purpose of use.

Summary of Investment Properties and Information About Fair Value Hierarchy

The Group’s investment properties and their fair values at 31 December 2018 and 2017 are as follows:

31 December 2018	Level 1	Level 2	Level 3	Valuation Method
Investment properties in Gebze	—	—	17,960	Income capitalization approach
Investment properties in Ankara	—	—	15,915	Market approach
Investment properties in Istanbul	—	—	13,800	Market approach
Investment properties in Aydın	—	—	2,110	Market approach

	—	—	49,785

31 December 2017	Level 1	Level 2	Level 3	Valuation Method
Investment properties in Izmir	—	—	52,110	Replacement cost approach
Investment properties in Gebze	—	—	16,690	Income capitalization approach
Investment properties in Ankara	—	—	15,160	Market approach
Investment properties in Istanbul	—	—	13,000	Market approach
Investment properties in Adana	—	—	3,150	Replacement cost approach
Investment properties in Balıkesir	—	—	3,112	Replacement cost approach
Other investment properties	—	—	3,970	Replacement cost approach
Other investment properties	—	—	2,146	Market approach

	—	—	109,338